OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2018	2017

Prepaid expenses	$1,635	$1,172
Government authorities	1,327	919
Short-term lease deposits	159	145
Foreign currency derivative contracts	150	166
Others	376	247

	$3,647	$2,649